STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	$ 3,663,963
Interest and dividends	541,582
Net investment income (loss)	4,205,545
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Distributions to participants	8,332,440
Administrative expenses	7,373
Total deductions	8,339,813
NET INCREASE (DECREASE) IN NET ASSETS	(4,134,268)
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	47,097,519
End of year	$ 42,963,251